Investment Portfolio
(UNAUDITED) | 03.31.2024
CARILLON SCOUT MID CAP FUND
COMMON STOCKS - 99.8%	Shares	Value
Aerospace & defense - 1.9%
BWX Technologies, Inc.	155,550	$15,962,541
Huntington Ingalls Industries, Inc.	28,674	8,357,611
L3Harris Technologies, Inc.	30,386	6,475,257
Textron, Inc.	352,507	33,815,996
Automobile components - 0.3%
Lear Corp.	67,322	9,753,611
Automobiles - 0.5%
Thor Industries, Inc.	144,283	16,930,167
Banks - 4.0%
Citizens Financial Group, Inc.	660,916	23,984,642
Commerce Bancshares, Inc.	85,457	4,546,312
First Horizon Corp.	4,941,157	76,093,818
Huntington Bancshares, Inc.	2,496,060	34,820,037
Beverages - 0.4%
Monster Beverage Corp.*	244,252	14,479,259
Biotechnology - 2.1%
BioMarin Pharmaceutical, Inc.*	653,849	57,107,172
Neurocrine Biosciences, Inc.*	103,147	14,226,034
Building products - 2.0%
Builders FirstSource, Inc.*	121,175	25,271,046
Carrier Global Corp.	328,314	19,084,893
Owens Corning	140,013	23,354,168
Capital markets - 5.1%
Cboe Global Markets, Inc.	415,416	76,324,382
Evercore, Inc., Class A	292,698	56,370,708
Interactive Brokers Group, Inc., Class A	158,340	17,688,161
Morningstar, Inc.	23,481	7,240,836
Robinhood Markets, Inc., Class A*	925,490	18,630,114
Chemicals - 1.2%
CF Industries Holdings, Inc.	73,310	6,100,125
Corteva, Inc.	126,472	7,293,640
The Mosaic Co.	388,782	12,619,864
Westlake Corp.	94,453	14,432,418
Commercial services & supplies - 2.5%
Clean Harbors, Inc.*	122,214	24,602,900
Copart, Inc.*	563,279	32,625,120
RB Global, Inc.	384,219	29,265,961
Communications equipment - 1.4%
Arista Networks, Inc.*	117,050	33,942,159
Ciena Corp.*	276,300	13,663,035
Construction & engineering - 1.9%
Quanta Services, Inc.	246,001	63,911,060
Construction materials - 2.3%
Eagle Materials, Inc.	140,473	38,173,538
Martin Marietta Materials, Inc.	31,444	19,304,729
Vulcan Materials Co.	79,834	21,788,295
Consumer finance - 1.2%
Ally Financial, Inc.	997,215	40,476,957
Consumer staples distribution & retail - 2.0%
Albertsons Cos., Inc., Class A	595,977	12,777,747
Casey's General Stores, Inc.	173,183	55,150,126
Distributors - 0.5%
LKQ Corp.	346,588	18,511,265
Electric utilities - 1.6%
Evergy, Inc.	390,048	20,820,762
PPL Corp.	1,271,325	34,999,578
Electrical equipment - 3.5%
AMETEK, Inc.	141,717	25,920,039
Generac Holdings, Inc.*	48,014	6,056,486
Hubbell, Inc.	104,147	43,226,213
NEXTracker, Inc., Class A*	287,861	16,197,939
Rockwell Automation, Inc.	31,416	9,152,423
Vertiv Holdings Co., Class A	226,557	18,502,910
Energy equipment & services - 1.7%
Baker Hughes Co.	168,675	5,650,613
ChampionX Corp.	518,699	18,616,107
Noble Corp. PLC	705,425	34,206,058
Entertainment - 2.1%
Live Nation Entertainment, Inc.*	197,808	20,922,152
Take-Two Interactive Software, Inc.*	143,381	21,290,645
TKO Group Holdings, Inc.	332,550	28,735,645
Financial services - 1.3%
Jack Henry & Associates, Inc.	66,444	11,543,316
Shift4 Payments, Inc., Class A*	508,810	33,617,077
Food products - 0.6%
Darling Ingredients, Inc.*	81,208	3,776,984
The Hershey Co.	54,408	10,582,356
Tyson Foods, Inc., Class A	120,077	7,052,122
Gas utilities - 0.8%
Atmos Energy Corp.	222,925	26,499,095
Ground transportation - 0.9%
Knight-Swift Transportation Holdings, Inc.	144,078	7,927,172
U-Haul Holding Co.,	332,433	22,166,632
Health care equipment & supplies - 3.5%
Align Technology, Inc.*	57,679	18,914,098
Edwards Lifesciences Corp.*	808,583	77,268,191
Insulet Corp.*	139,818	23,964,805
Health care providers & services - 3.4%
Cencora, Inc.	159,984	38,874,512
Centene Corp.*	456,673	35,839,697
Encompass Health Corp.	242,568	20,031,266
Henry Schein, Inc.*	136,423	10,302,665
Molina Healthcare, Inc.*	32,611	13,397,577
Hotel & resort real estate investment trusts (REITs) - 0.3%
Host Hotels & Resorts, Inc.	535,454	11,073,189
Hotels, restaurants & leisure - 3.4%
Boyd Gaming Corp.	471,812	31,762,384
Chipotle Mexican Grill, Inc.*	6,108	17,754,551
Las Vegas Sands Corp.	519,078	26,836,333
Texas Roadhouse, Inc.	164,020	25,336,169
Vail Resorts, Inc.	70,065	15,612,584
Household durables - 2.2%
D.R. Horton, Inc.	224,661	36,967,968
Garmin Ltd.	36,144	5,380,757
NVR, Inc.*	4,067	32,942,537
Industrial real estate investment trusts (REITs) - 2.4%
EastGroup Properties, Inc.	154,539	27,781,476
STAG Industrial, Inc.	1,404,922	54,005,202
Insurance - 4.4%
Arch Capital Group Ltd.*	229,081	21,176,248
Axis Capital Holdings Ltd.	532,159	34,600,978
Brown & Brown, Inc.	198,653	17,390,084
Everest Group Ltd.	53,415	21,232,462
First American Financial Corp.	55,651	3,397,493
Kinsale Capital Group, Inc.	49,039	25,732,725
White Mountains Insurance Group Ltd.	16,003	28,714,183
IT services - 0.7%
Gartner, Inc.*	48,218	22,984,074
Leisure products - 0.7%
Brunswick Corp.	256,297	24,737,786
Life sciences tools & services - 1.1%
Agilent Technologies, Inc.	270,209	39,318,112
Machinery - 4.0%
Chart Industries, Inc.*(a)	244,755	40,316,044
Ingersoll Rand, Inc.	165,186	15,684,411
Parker-Hannifin Corp.	70,803	39,351,599
The Timken Co.	156,466	13,679,822
Xylem, Inc.	215,960	27,910,670
Marine transportation - 0.2%
Kirby Corp.*	82,120	7,827,678
Media - 1.0%
Fox Corp., Class A	179,879	5,624,816
Omnicom Group, Inc.	295,900	28,631,284
Metals & mining - 1.5%
Agnico Eagle Mines Ltd.(a)	229,630	13,697,429
Alamos Gold, Inc., Class A	986,145	14,545,639
Freeport-McMoRan, Inc.	109,866	5,165,899
Nucor Corp.	101,805	20,147,210
Multi-utilities - 1.9%
CenterPoint Energy, Inc.	2,006,573	57,167,265
WEC Energy Group, Inc.	84,480	6,937,497
Oil, gas & consumable fuels - 3.1%
Cheniere Energy, Inc.	100,752	16,249,283
Texas Pacific Land Corp.	16,455	9,519,382
Valero Energy Corp.	50,335	8,591,681
Viper Energy, Inc.	1,871,446	71,975,813
Passenger airlines - 1.0%
Delta Air Lines, Inc.	713,127	34,137,390
Professional services - 1.4%
Booz Allen Hamilton Holding Corp.	207,325	30,775,323
Paycom Software, Inc.	84,955	16,906,895
Real estate management & development - 0.4%
CoStar Group, Inc.*	143,016	13,815,346
Residential real estate investment trusts (REITs) - 1.0%
Mid-America Apartment Communities, Inc.	268,735	35,360,151
Retail real estate investment trusts (REITs) - 1.5%
Agree Realty Corp.	937,617	53,556,683
Semiconductors & semiconductor equipment - 3.1%
Marvell Technology, Inc.	478,214	33,895,809
Microchip Technology, Inc.	153,431	13,764,295
Monolithic Power Systems, Inc.	38,265	25,921,476
Skyworks Solutions, Inc.	67,004	7,257,873
Teradyne, Inc.(a)	207,442	23,405,681
Universal Display Corp.	20,614	3,472,428
Software - 7.2%
AppLovin Corp., Class A*	543,205	37,600,650
Crowdstrike Holdings, Inc., Class A*	119,110	38,185,475
Palantir Technologies, Inc., Class A*	6,657,753	153,194,897
Teradata Corp.*	256,748	9,928,445
Workday, Inc., Class A*	35,474	9,675,533
Specialty retail - 3.4%
Murphy USA, Inc.	78,190	32,777,248
O'Reilly Automotive, Inc.*	13,361	15,082,966
Ross Stores, Inc.	123,683	18,151,717
Tractor Supply Co.	80,733	21,129,441
Ulta Beauty, Inc.*	56,207	29,389,516
Technology hardware, storage & peripherals - 3.2%
Dell Technologies, Inc., Class C	268,165	30,600,308
Pure Storage, Inc., Class A*	562,884	29,264,339
Super Micro Computer, Inc.*	50,850	51,360,026
Textiles, apparel & luxury goods - 0.4%
Lululemon Athletica, Inc.*	38,765	15,143,547
Trading companies & distributors - 1.6%
United Rentals, Inc.	53,522	38,595,250
W.W. Grainger, Inc.	16,941	17,234,079
Total common stocks (cost $2,532,031,744)		3,438,554,343

MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 5.23%#	13,686,900	13,686,900
Total money market funds (cost $13,686,900)		13,686,900
Total investment portfolio (cost $2,545,718,644) - 100.2%		3,452,241,243
Liabilities in excess of other assets - (0.2)%		(5,859,494)
Total net assets - 100.0%		$3,446,381,749

* Non-income producing security
(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $13,505,741 or 0.4% of net assets as of the date of this report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.